Earnings Per Share - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Computation Of Earnings Per Share Line Items
Common stock, shares outstanding	232,783,101		231,094,332
Antidilutive securities excluded from computation of earnings per share, amount	900,000	800,000	800,000	800,000	800,000